Other Investment - Schedule of Movement in Other Investments (Details)	12 Months Ended
	Mar. 31, 2026 SGD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 SGD ($)	Mar. 31, 2026 USD ($)
Schedule of Movement in Other Investments [Abstract]
Balance - beginning of the year	$ 3,448,147	$ 2,674,383	$ 922,892
Addition	12,409,130	9,624,521	3,471,050
Disposal	(1,006,700)		(946,399)	$ (780,797)
Fair value gain (loss)	(245,931)	(190,744)	604
Balance – end of the year	$ 14,604,646	$ 11,327,363	$ 3,448,147